Related Party Transactions - Summary of Controlled Entity of Related Party Transactions (Detail) - Total for all related parties - EBA Holding S.A.	12 Months Ended
Dec. 31, 2024
Disclosure of related party transactions [line items]
Percentage of voting rights	51.82%
Principal Line of Business	Financial and InvestmentOperations
Place of Business	Autonomous City of Buenos Aires – Argentina
Equity Investment %	17.70%